Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 37,907	$ 45,555
Cash outflow for leases	15,200	24,500
Lease obligations	$ 37,186	$ 45,083
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term	15 years
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	6 years
Lease obligations	$ 3,600
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term	5 years
Production Facilities | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Production Facilities | Top of Range
Disclosure Of Leases [Line Items]
Lease term	20 years
Office Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period	12